INFORMATION ABOUT COMPONENTS OF UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME - Expenses classified by nature and functions (Details) - USD ($)	9 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Expenses classified by nature and function
Depreciation of leased assets	$ 2,816,343	$ 826,413
Obsolescence	814,026	513,439
Production costs
Expenses classified by nature and function
Amortization of intangible assets	130,260
Analysis and storage	5,173
Commissions and royalties	122,275	637,878
Import and export expenses	188,051	127,644
Depreciation of property, plant and equipment	2,274,040	960,933
Depreciation of leased assets	320,024	362,332
Freight and haulage	1,861,657	753,699
Employee benefits and social securities	9,428,993	5,164,616
Maintenance	1,100,483	736,775
Energy and fuel	998,752	385,286
Supplies and materials	791,071	846,684
Mobility and travel	95,638	26,191
Publicity and advertising	2,528
Share-based incentives	73,165
Professional fees and outsourced services	2,100,245	869,513
Office supplies	54,041	155,806
Insurance	130,800	81,114
Information technology expenses	20,550
Obsolescence	814,026	513,439
Taxes	193,533
Miscellaneous		7,558
Total	20,705,305	11,629,468
Selling, general and administrative expenses
Expenses classified by nature and function
Amortization of intangible assets	4,421,031	1,059,570
Analysis and storage	334,532
Commissions and royalties	1,304,013	740,443
Import and export expenses	510,368	688,464
Depreciation of property, plant and equipment	1,493,727	1,400,971
Depreciation of leased assets	2,449,547	453,040
Impairment of receivables	510,243	1,420,200
Freight and haulage	7,831,593	6,999,725
Employee benefits and social securities	27,655,561	15,951,487
Maintenance	1,408,342	1,008,253
Energy and fuel	269,725	58,284
Supplies and materials	794,865	860,256
Mobility and travel	3,147,898	1,315,059
Publicity and advertising	4,510,067	3,547,138
Contingencies	61,948	129,388
Share-based incentives	2,484,831	1,093,736
Professional fees and outsourced services	10,217,378	5,178,057
Professional fees related parties	53,501	232,721
Office supplies	999,428	597,783
Insurance	2,310,796	1,166,969
Information technology expenses	2,322,092	1,280,506
Taxes	8,710,646	7,701,460
Miscellaneous	504,011	148,168
Total	84,306,143	53,031,678
Total
Expenses classified by nature and function
Amortization of intangible assets	4,551,291	1,059,570
Analysis and storage	339,705
Commissions and royalties	1,426,288	1,378,321
Import and export expenses	698,419	816,108
Depreciation of property, plant and equipment	3,767,767	2,361,904
Depreciation of leased assets	2,769,571	815,372
Impairment of receivables	510,243	1,420,200
Freight and haulage	9,693,250	7,753,424
Employee benefits and social securities	37,084,554	21,116,103
Maintenance	2,508,825	1,745,028
Energy and fuel	1,268,477	443,570
Supplies and materials	1,585,936	1,706,940
Mobility and travel	3,243,536	1,341,250
Publicity and advertising	4,512,595	3,547,138
Contingencies	61,948	129,388
Share-based incentives	2,557,996	1,093,736
Professional fees and outsourced services	12,317,623	6,047,570
Professional fees related parties	53,501	232,721
Office supplies	1,053,469	753,589
Insurance	2,441,596	1,248,083
Information technology expenses	2,342,642	1,280,506
Obsolescence	814,026	513,439
Taxes	8,904,179	7,701,460
Miscellaneous	504,011	155,726
Total	$ 105,011,448	$ 64,661,146